UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8382

DWS Strategic Income Trust (formerly Scudder Strategic Income Trust)

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS Strategic Income Trust

(formerly Scudder Strategic Income Trust)

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 51.4%
Consumer Discretionary 14.3%
155 East Tropicana LLC, 8.75%, 4/1/2012	105,000	103,425
Adesa, Inc., 7.625%, 6/15/2012	25,000	25,375
Affinia Group, Inc., 9.0%, 11/30/2014 (b)	95,000	78,613
AMC Entertainment, Inc.:
8.0%, 3/1/2014 (b)	160,000	139,400
144A, 11.0%, 2/1/2016	15,000	15,094
AutoNation, Inc., 9.0%, 8/1/2008	75,000	80,063
Aztar Corp., 7.875%, 6/15/2014 (b)	150,000	156,000
Cablevision Systems Corp., Series B, 8.716% **, 4/1/2009	30,000	31,013
Caesars Entertainment, Inc., 8.875%, 9/15/2008	40,000	43,150
Charter Communications Holdings LLC:
9.625%, 11/15/2009	40,000	30,600
10.25%, 9/15/2010	270,000	269,325
144A, 10.25%, 9/15/2010	60,000	59,700
144A, 11.0%, 10/1/2015	292,000	245,645
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	85,000	65,875
CSC Holdings, Inc.:
7.25%, 7/15/2008	40,000	40,500
7.875%, 12/15/2007 (b)	150,000	153,750
Dex Media East LLC/Financial, 12.125%, 11/15/2012	378,000	436,117
Dura Operating Corp., Series B, 8.625%, 4/15/2012 (b)	140,000	110,600
EchoStar DBS Corp.:
6.625%, 10/1/2014	50,000	48,625
144A, 7.125%, 2/1/2016	50,000	49,500
Foot Locker, Inc., 8.5%, 1/15/2022	70,000	73,850
Ford Motor Co., 7.45%, 7/16/2031 (b)	35,000	24,850
General Motors Corp.:
8.25%, 7/15/2023 (b)	100,000	68,750
8.375%, 7/15/2033 (b)	170,000	119,850
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	205,000	228,062
Gregg Appliances, Inc., 9.0%, 2/1/2013	45,000	42,525
GSC Holdings Corp., 144A, 8.0%, 10/1/2012 (b)	80,000	79,800
Hertz Corp., 144A, 8.875%, 1/1/2014	55,000	57,475
Jacobs Entertainment, Inc., 11.875%, 2/1/2009	300,000	316,500
Kellwood Co., 7.625%, 10/15/2017	40,000	36,329
Lear Corp.:
Series B, 5.75%, 8/1/2014	70,000	54,775
Series B, 8.11%, 5/15/2009 (b)	140,000	123,550
Levi Strauss & Co.:
9.28% **, 4/1/2012	45,000	46,463
12.25%, 12/15/2012	30,000	34,275
Liberty Media Corp.:
5.7%, 5/15/2013 (b)	35,000	32,781
8.25%, 2/1/2030	35,000	35,152
8.5%, 7/15/2029 (b)	20,000	20,288

Mandalay Resort Group, Series B, 10.25%, 8/1/2007		30,000	31,838
Mediacom Broadband LLC, 8.5%, 10/15/2015		50,000	48,000
Mediacom LLC, 9.5%, 1/15/2013		10,000	10,000
MGM MIRAGE:
8.375%, 2/1/2011 (b)		70,000	75,075
9.75%, 6/1/2007		75,000	78,563
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		105,000	112,481
NCL Corp., 10.625%, 7/15/2014		60,000	62,850
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		140,000	100,450
Paxson Communications Corp., 144A, 10.777% **, 1/15/2013		15,000	14,513
Petro Stopping Centers, 9.0%, 2/15/2012		30,000	30,375
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		140,000	149,800
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		175,000	168,219
PRIMEDIA, Inc.:
8.875%, 5/15/2011 (b)		60,000	57,750
10.124% **, 5/15/2010		145,000	144,275
Renaissance Media Group LLC, 10.0%, 4/15/2008		75,000	75,094
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		225,000	248,062
Rexnord Corp., 10.125%, 12/15/2012		20,000	22,000
Simmons Bedding Co., 7.875%, 1/15/2014 (b)		60,000	57,600
Simmons Co., Step-up Coupon, 0% to 12/15/2009, to 10% 12/15/2014 (b)		25,000	15,000
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		205,000	215,506
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		175,000	171,500
Six Flags, Inc., 9.75%, 4/15/2013		70,000	71,575
Steinway Musical Instruments, Inc., 144A, 7.0%, 3/1/2014		45,000	45,338
Toys "R" Us, Inc.:
6.875%, 8/1/2006		20,000	20,050
7.375%, 10/15/2018		70,000	52,850
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		270,000	269,325
TRW Automotive, Inc.:
11.0%, 2/15/2013		205,000	230,112
11.75%, 2/15/2013	EUR	40,000	55,313
United Auto Group, Inc., 9.625%, 3/15/2012		125,000	134,062
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		35,000	36,619
XM Satellite Radio, Inc., 10.125%, 12/15/2009		236,321	253,454
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)		309,000	259,560

			6,894,854
Consumer Staples 1.9%
Alliance One International, Inc., 11.0%, 5/15/2012		65,000	60,937
Birds Eye Foods, Inc., 11.875%, 11/1/2008		52,000	53,040
Del Laboratories, Inc., 8.0%, 2/1/2012 (b)		50,000	41,187
Delhaize America, Inc.:
8.05%, 4/15/2027 (b)		15,000	16,104
9.0%, 4/15/2031		185,000	220,770
North Atlantic Trading Co., 9.25%, 3/1/2012		380,000	231,800
Swift & Co.:
10.125%, 10/1/2009		60,000	61,575
12.5%, 1/1/2010		15,000	14,850
Viskase Co., Inc., 11.5%, 6/15/2011		215,000	227,900

			928,163
Energy 4.6%
Belden & Blake Corp., 8.75%, 7/15/2012		175,000	182,000
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015		105,000	111,038
Chesapeake Energy Corp.:
6.25%, 1/15/2018 (b)		15,000	14,981

6.5%, 8/15/2017 (b)	35,000	35,219
144A, 6.5%, 8/15/2017	15,000	15,094
6.875%, 1/15/2016 (b)	120,000	123,000
7.75%, 1/15/2015	20,000	21,250
Dynegy Holdings, Inc.:
7.625%, 10/15/2026	125,000	121,875
144A, 9.875%, 7/15/2010	220,000	240,350
El Paso Production Holding Corp., 7.75%, 6/1/2013	55,000	58,025
Frontier Oil Corp., 6.625%, 10/1/2011	120,000	120,900
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	130,000	130,487
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027	100,000	92,500
Sonat, Inc., 7.0%, 2/1/2018	15,000	15,000
Southern Natural Gas, 8.875%, 3/15/2010	145,000	155,095
Stone Energy Corp.:
6.75%, 12/15/2014	240,000	229,200
8.25%, 12/15/2011 (b)	75,000	76,125
Transmeridian Exploration, Inc., 12.0% **, 12/15/2010 (f)	40,000	46,400
Williams Companies, Inc.:
8.125%, 3/15/2012	290,000	317,550
8.75%, 3/15/2032	85,000	102,850

		2,208,939
Financials 7.0%
Alamosa Delaware, Inc.:
8.5%, 1/31/2012	15,000	16,200
11.0%, 7/31/2010	70,000	78,050
12.0%, 7/31/2009	53,000	57,373
AmeriCredit Corp., 9.25%, 5/1/2009	285,000	298,537
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015	115,000	108,100
E*TRADE Financial Corp.:
7.375%, 9/15/2013 (b)	90,000	92,925
7.875%, 12/1/2015	95,000	101,887
8.0%, 6/15/2011	75,000	78,938
Ford Motor Credit Co.:
7.25%, 10/25/2011	380,000	339,847
7.375%, 10/28/2009	370,000	341,777
General Motors Acceptance Corp.:
6.875%, 9/15/2011	480,000	429,780
8.0%, 11/1/2031 (b)	619,000	565,294
H&E Equipment/Finance, 11.125%, 6/15/2012	125,000	139,219
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)	150,000	157,500
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	150,000	168,750
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	125,000	101,875
Triad Acquisition, Series B, 11.125%, 5/1/2013	75,000	74,625
Universal City Development, 11.75%, 4/1/2010	190,000	211,612

		3,362,289
Health Care 1.0%
Accellent, Inc., 144A, 10.5%, 12/1/2013	20,000	21,000
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (b)	190,000	196,175
Tenet Healthcare Corp., 144A, 9.5%, 2/1/2015	245,000	245,612

		462,787
Industrials 6.5%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007	182,000	186,550
Allied Security Escrow Corp., 11.375%, 7/15/2011	110,000	103,400
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	147,000	159,495

American Color Graphics, 10.0%, 6/15/2010	90,000	65,250
Avondale Mills, Inc., 144A, 11.5% **, 7/1/2012	55,500	52,170
Beazer Homes USA, Inc.:
6.875%, 7/15/2015	10,000	9,625
8.375%, 4/15/2012	85,000	88,400
8.625%, 5/15/2011	60,000	62,850
Browning-Ferris Industries:
7.4%, 9/15/2035	170,000	157,250
9.25%, 5/1/2021	70,000	73,500
Case New Holland, Inc., 9.25%, 8/1/2011	190,000	203,775
Cenveo Corp., 7.875%, 12/1/2013	80,000	79,200
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	125,000	118,125
Columbus McKinnon Corp., 10.0%, 8/1/2010	81,000	89,201
Compression Polymers Corp.:
144A, 10.5%, 7/1/2013	140,000	140,700
144A, 11.44% **, 7/1/2012	50,000	50,000
Congoleum Corp., 8.625%, 8/1/2008 *	100,000	92,000
Dana Corp., 7.0%, 3/1/2029 (b)	95,000	58,663
DRS Technologies, Inc., 7.625%, 2/1/2018	45,000	46,238
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	105,000	96,727
8.875%, 4/1/2012	140,000	146,650
Kansas City Southern, 9.5%, 10/1/2008	230,000	248,400
Kinetek, Inc., Series D, 10.75%, 11/15/2006	155,000	151,512
Millennium America, Inc., 9.25%, 6/15/2008	200,000	205,500
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	70,000	79,187
Ship Finance International Ltd., 8.5%, 12/15/2013	110,000	103,400
Technical Olympic USA, Inc.:
7.5%, 1/15/2015	45,000	38,250
10.375%, 7/1/2012	70,000	71,033
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	65,000	71,500
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)	40,000	38,750
Xerox Capital Trust I, 8.0%, 2/1/2027	70,000	72,450

		3,159,751
Information Technology 1.9%
Activant Solutions, Inc.:
10.5%, 6/15/2011	89,000	97,010
144A, 10.53% **, 4/1/2010	10,000	10,250
Eschelon Operating Co., 8.375%, 3/15/2010	60,000	57,000
L-3 Communications Corp., Series B, 6.375%, 10/15/2015	50,000	49,875
Lucent Technologies, Inc., 6.45%, 3/15/2029	250,000	210,937
Sanmina-SCI Corp.:
6.75%, 3/1/2013 (b)	85,000	82,025
8.125%, 3/1/2016	145,000	148,263
SunGard Data Systems, Inc., 144A, 10.25%, 8/15/2015	130,000	136,338
UGS Corp., 10.0%, 6/1/2012	105,000	115,106

		906,804
Materials 6.6%
ARCO Chemical Co., 9.8%, 2/1/2020	325,000	357,500
Associated Materials, Inc.:
Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)	60,000	31,800
9.75%, 4/15/2012	75,000	74,625
BCP Crystal US Holdings, Series A, Step-up Coupon, 0% to 10/1/2009, 10% to 10/1/2014	15,000	11,738
Caraustar Industries, Inc., 9.875%, 4/1/2011 (b)	185,000	194,481

Constar International, Inc., 11.0%, 12/1/2012 (b)	20,000	16,200
Dayton Superior Corp.:
10.75%, 9/15/2008 (b)	75,000	76,125
13.0%, 6/15/2009 (b)	110,000	92,400
Equistar Chemical Funding, 10.625%, 5/1/2011	15,000	16,313
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	145,000	145,000
GEO Specialty Chemicals, Inc., 13.03% **, 12/31/2009	238,000	207,060
Georgia-Pacific Corp., 8.0%, 1/15/2024	95,000	95,000
Greif, Inc., 8.875%, 8/1/2012	20,000	21,250
Hexcel Corp., 6.75%, 2/1/2015	35,000	35,088
Huntsman LLC, 11.625%, 10/15/2010	146,000	166,440
IMC Global, Inc., 10.875%, 8/1/2013	232,000	266,800
International Steel Group, Inc., 6.5%, 4/15/2014	45,000	45,337
Massey Energy Co.:
6.625%, 11/15/2010	85,000	86,912
144A, 6.875%, 12/15/2013 (b)	25,000	24,938
MMI Products, Inc., Series B, 11.25%, 4/15/2007	165,000	158,400
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	231,000	256,410
144A, 13.0%, 9/30/2013	74,730	75,477
Omnova Solutions, Inc., 11.25%, 6/1/2010	205,000	215,762
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	50,000	53,125
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	146,298	13,167
Pliant Corp., 11.625%, 6/15/2009 (PIK)	10	11
Portola Packaging, Inc., 8.25%, 2/1/2012	40,000	32,900
Radnor Holdings Corp., 11.0%, 3/15/2010	90,000	68,400
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	26,000	28,600
TriMas Corp., 9.875%, 6/15/2012	165,000	145,200
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	40,000	35,700
United States Steel Corp., 9.75%, 5/15/2010	136,000	147,560

		3,195,719
Telecommunication Services 3.2%
AirGate PCS, Inc., 8.35% **, 10/15/2011 (b)	65,000	67,356
American Cellular Corp., Series B, 10.0%, 8/1/2011	35,000	38,063
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	120,000	124,050
8.375%, 1/15/2014 (b)	105,000	106,050
Dobson Communications Corp., 8.875%, 10/1/2013	85,000	85,637
Insight Midwest LP, 9.75%, 10/1/2009	45,000	46,463
LCI International, Inc., 7.25%, 6/15/2007	115,000	116,294
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	410,000	433,605
Nextel Partners, Inc., 8.125%, 7/1/2011	75,000	79,500
Qwest Corp.:
7.25%, 9/15/2025	80,000	81,000
7.741% **, 6/15/2013	30,000	32,775
Rural Cellular Corp.:
9.75%, 1/15/2010 (b)	15,000	15,225
9.875%, 2/1/2010	15,000	16,050
144A, 10.43% **, 11/1/2012 (b)	15,000	15,450
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011	53,000	50,217
Securus Technologies, Inc., 11.0%, 9/1/2011 (b)	50,000	42,500
Telex Communications Holdings, Inc., 11.5%, 10/15/2008	10,000	10,700
Triton PCS, Inc., 8.5%, 6/1/2013 (b)	10,000	9,675
Ubiquitel Operating Co., 9.875%, 3/1/2011	50,000	55,000

US Unwired, Inc., Series B, 10.0%, 6/15/2012	85,000	96,050

		1,521,660
Utilities 4.4%
AES Corp., 144A, 8.75%, 5/15/2013	285,000	309,225
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	280,000	307,650
CMS Energy Corp., 8.5%, 4/15/2011	165,000	179,850
DPL, Inc., 6.875%, 9/1/2011	40,000	41,989
Mirant North America LLC, 144A, 7.375%, 12/31/2013	20,000	20,525
Mission Energy Holding Co., 13.5%, 7/15/2008	370,000	426,425
NorthWestern Corp., 5.875%, 11/1/2014	25,000	25,129
NRG Energy, Inc.:
7.25%, 2/1/2014	150,000	153,750
7.375%, 2/1/2016	270,000	278,100
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	320,000	358,400

		2,101,043

Total Corporate Bonds (Cost $25,180,172)		24,742,009
Foreign Bonds - US$ Denominated 62.2%
Consumer Discretionary 1.3%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	225,000	244,969
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	130,000	138,775
Shaw Communications, Inc., 8.25%, 4/11/2010	25,000	26,813
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014 (b)	173,000	142,941
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013 (b)	50,000	47,250

		600,748
Energy 4.3%
OAO Gazprom, 144A, 9.625%, 3/1/2013	100,000	120,875
Pemex Project Funding Master Trust:
8.0%, 11/15/2011	550,000	611,875
9.5%, 9/15/2027	685,000	935,025
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	260,000	321,386
Secunda International Ltd., 12.6% **, 9/1/2012	55,000	58,850

		2,048,011
Financials 0.6%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	100,000	119,550
Doral Financial Corp., 5.431% **, 7/20/2007	195,000	184,315

		303,865
Health Care 0.3%
Biovail Corp., 7.875%, 4/1/2010	150,000	154,500
Industrials 1.3%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012	45,000	49,556
10.25%, 6/15/2007	225,000	237,375
12.5%, 6/15/2012	80,000	90,400
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013	160,000	190,400
Stena AB, 9.625%, 12/1/2012	55,000	59,950

		627,681
Information Technology 0.1%
Solectron Global Finance Ltd., 144A, 8.0%, 3/15/2016	20,000	20,300
Materials 1.5%
Cascades, Inc., 7.25%, 2/15/2013	216,000	195,480

ISPAT Inland ULC, 9.75%, 4/1/2014	138,000	156,975
Novelis, Inc., 144A, 7.25%, 2/15/2015	175,000	169,750
Rhodia SA, 8.875%, 6/1/2011	129,000	133,838
Tembec Industries, Inc., 8.625%, 6/30/2009	150,000	83,250

		739,293
Sovereign Bonds 50.8%
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014	1,000,000	1,285,270
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020	1,000,000	1,002,500
Dominican Republic, Series REG S, 9.5%, 9/27/2011 (PIK)	654,688	710,336
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond, LIBOR plus .8125%, Series 30YR, 5.188% **, 4/15/2024	370,000	370,000
8.75%, 2/4/2025	320,000	386,400
8.875%, 10/14/2019	70,000	84,350
11.0%, 1/11/2012	500,000	627,500
11.0%, 8/17/2040	690,000	915,285
14.5%, 10/15/2009	630,000	820,575
Government of Ukraine, Series REG S, 7.65%, 6/11/2013	460,000	494,868
Republic of Argentina:
Zero Coupon, 12/15/2035	3,348,400	254,478
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038	960,000	384,960
4.889% **, 8/3/2012 (PIK)	525,000	427,850
8.28%, 12/31/2033 (PIK) (b)	821,998	822,820
Republic of Bulgaria, 8.25%, 1/15/2015	195,000	234,176
Republic of Colombia:
8.25%, 12/22/2014	275,000	319,275
10.0%, 1/23/2012	360,000	438,300
10.75%, 1/15/2013	200,000	256,000
Republic of Ecuador, Step-up Coupon, 9.0% to 8/15/2006, 10.0% to 8/15/2030	350,000	346,500
Republic of Indonesia, Series REG S, 7.25%, 4/20/2015	275,000	284,625
Republic of Panama:
7.125%, 1/29/2026	232,000	246,500
9.375%, 1/16/2023	890,000	1,116,950
Republic of Peru, 7.35%, 7/21/2025	750,000	793,125
Republic of Philippines:
7.75%, 1/14/2031	255,000	256,912
8.0%, 1/15/2016	580,000	622,775
9.375%, 1/18/2017	470,000	546,962
9.5%, 10/21/2024	260,000	306,150
9.5%, 2/2/2030	245,000	293,387
9.875%, 1/15/2019	270,000	325,350
Republic of Serbia, Series REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024	370,000	341,325
Republic of Turkey:
6.875%, 3/17/2036	65,000	65,975
7.25%, 3/15/2015	405,000	432,844
7.375%, 2/5/2025	550,000	587,125
11.75%, 6/15/2010	1,200,000	1,464,000
Republic of Uruguay, 9.25%, 5/17/2017	690,000	819,375
Republic of Venezuela:
7.65%, 4/21/2025	195,000	212,258
9.375%, 1/13/2034	510,000	660,960
10.75%, 9/19/2013	1,195,000	1,505,700
Russian Federation, Series REG S, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030	1,300,000	1,468,220

Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008		620,000	589,248
Series VII, 3.0%, 5/14/2011		630,000	561,834
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		780,000	807,300

			24,490,344
Telecommunication Services 1.4%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		90,000	97,425
Embratel, Series B, 11.0%, 12/15/2008		49,000	55,370
Global Crossing UK Finance, 10.75%, 12/15/2014		80,000	75,600
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		20,000	18,000
Intelsat Bermuda Ltd., 144A, 9.614% **, 1/15/2012		55,000	56,100
Intelsat Ltd., 5.25%, 11/1/2008		75,000	70,875
Millicom International Cellular SA, 10.0%, 12/1/2013		30,000	33,038
Mobifon Holdings BV, 12.5%, 7/31/2010		181,000	206,792
Stratos Global Corp., 144A, 9.875%, 2/15/2013		80,000	79,700

			692,900
Utilities 0.6%
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		295,000	303,534

Total Foreign Bonds - US$ Denominated (Cost $28,238,375)			29,981,175
Foreign Bonds - Non US$ Denominated 5.3%
Consumer Discretionary 0.3%
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	100,000	118,912
Consumer Staples 0.1%
Fage Dairy Industry SA, 144A, 7.5%, 1/15/2015	EUR	30,000	32,902
Energy 0.1%
Pemex Project Funding Master Trust, 6.375%, 8/5/2016	EUR	40,000	54,217
Industrials 0.1%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014	EUR	50,000	55,432
Sovereign Bonds 4.7%
Government of Ukraine, Series REG S, 4.95%, 10/13/2015	EUR	325,000	380,497
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023	MXN	2,550,000	240,881
Series M-20, 10.0%, 12/5/2024	MXN	3,335,000	377,078
Republic of Argentina:
Zero Coupon, 12/15/2035	ARS	5,114,186	103,907
5.83%, 12/31/2033 (PIK)	ARS	1,723,481	730,738
7.82%, 12/31/2033 (PIK)	EUR	70,455	83,065
Republic of Uruguay, 10.5%, 10/20/2006	UYU	7,200,000	360,477

			2,276,643

Total Foreign Bonds - Non US$ Denominated (Cost $2,282,169)			2,538,106
Convertible Bond 0.5%
Consumer Discretionary
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006		130,000	128,700
144A, Series EURO, 7.5%, 9/25/2006		85,000	84,150

Total Convertible Bond (Cost $213,691)			212,850

	Shares	Value ($)

Preferred Stocks 0.2%
Paxson Communications Corp. 14.25% (PIK) (Cost $105,869)	11	91,878
	Principal Amount ($)(a)	Value ($)

Loan Participation 0.4%
Republic of Algeria, Floating Rate Debt Conversion Bond, LIBOR plus .8125, 4.813% **, 3/4/2010 (Cost $197,941)	204,750	205,569
	Units	Value ($)

Other Investments 0.3%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	105,000	79,275
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 12/15/2008, 13.0% to 12/15/2012	110,000	81,400

Total Other Investments (Cost $169,857)		160,675
	Shares	Value ($)
Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*	1,741	2,611
Intermet Corp.*	760	7,374

Total Common Stocks (Cost $31,312)		9,985
Securities Lending Collateral 7.1%
Daily Assets Fund Institutional, 4.49% (c) (d) (Cost $3,434,568)	3,434,568	3,434,568
Cash Equivalents 6.9%
Cash Management QP Trust, 4.51% (e) (Cost $3,334,891)	3,334,891	3,334,891
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 63,188,845)	134.3	64,711,706
Other Assets and Liabilities, Net	(3.2)	(1,526,750)
Notes Payable	(31.1)	(15,000,000)

Net Assets	100.0	48,184,956

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Coupon	Maturity		Principal	Acquisition
Security	%	Date		Amount ($)	Cost ($)	Value ($)
Congoleum Corp.	8.625	8/1/2008	USD	100,000	86,244	92,000
Group Iusacell SA de CV	10.0	7/15/2004	USD	20,000	14,031	18,000
Oxford Automotive, Inc.	12.0	10/15/2010	USD	146,298	14,930	13,167
					$115,205	$123,167

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2006.

(a)	Principal amount stated in US dollars unless otherwise noted.

(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2006 amounted to $3,369,773 which is 7.0% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	When-issued.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

At February 28, 2006, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	218,900	USD	263,780	6/15/2006	1,154
USD	221,635	MXN	2,340,800	5/25/2006	431
EUR	12,606	USD	15,364	6/8/2006	247
USD	99,769	EUR	83,349	6/15/2006	229
Total unrealized appreciation					2,061

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	284,903	USD	341,471	6/8/2006	(192)
EUR	237,437	USD	284,072	6/15/2006	(794)
MXN	2,340,800	USD	220,331	5/25/2006	(1,735)
Total unrealized depreciation					(2,721)

Currency Abbreviations:
ARS	Argentine Peso	USD	United States Dollar
EUR	Euro	UYU	Uruguayan Peso
MXN	Mexican Peso

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006